Loan Receivable from Third Parties	6 Months Ended
Jun. 30, 2026
Loan Receivable from Third Parties [Abstract]
Loan Receivable from Third Parties

7. Loan Receivable from Third Parties

	As of June 30, 2026 (Unaudited)	As of December 31, 2025
Loan receivable from third parties, current	18,794,286	16,996,022
Total	$18,794,286	$16,996,022

The Company entered into the following loan agreements with third parties:

1. On December 15, 2025, the Company entered into a loan agreement with Xinyi International Group Ltd., pursuant to which the Company provided a loan in the principal amount of $8,496,022. The loan is non-interest-bearing, has a contractual term of 12 months, and may be prepaid at any time without penalty. As of June 30, 2026 and December 31, 2025, the loan remained outstanding and was not yet due. Management has evaluated the expected credit losses considering the borrower’s financial condition, the short-term nature of the loan, and the absence of any past-due or default indicators, and concluded that no allowance for credit losses is required as of June 30, 2026.

2. On December 15, 2025, the Company entered into a loan agreement with Hesheng International Group Ltd., pursuant to which the Company provided a loan in the principal amount of $8,500,000. The loan is non-interest-bearing, has a contractual term of 12 months, and may be prepaid at any time without penalty. During the six months ended June 30, 2026, the Company received a repayment of $200,000 on the loan. As of June 30, 2026 and December 31, 2025, the loan remained outstanding and was not yet due. Management has evaluated the expected credit losses considering the borrower’s financial condition, the short-term nature of the loan, and the absence of any past-due or default indicators, and concluded that no allowance for credit losses is required as of June 30, 2026.

3. On June 16, 2026, the Company entered into a loan agreement with Hongyu Wang, pursuant to which the Company provided a loan in the principal amount of 2,000,000 USDT, with a fair value of $1,998,264 on the transaction date, with an interest rate of 8%, has a contractual term of 12 months, and may be prepaid at any time without penalty. As of June 30, 2026, the loan remained outstanding and was not yet due. Management has evaluated the expected credit losses considering the borrower’s financial condition, the short-term nature of the loan, and the absence of any past-due or default indicators, and concluded that no allowance for credit losses is required as of June 30, 2026.

All borrowers are third parties and are not related parties of the Company.

The following table summarizes loan balances as of June 30, 2026:

Borrower	Principal (USD)	Interest Rate	Maturity Date	Status
Hongyu Wang	2,000,000	8%	June 15, 2027	Current
Xinyi International Group., Ltd.	8,496,022	-%	December 16, 2026	Current
Hesheng International Group., Ltd.	8,300,000	-%	December 16, 2026	Current